SCHEDULE OF SUPPLEMENTAL CASH FLOWS INFORMATION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from operating lease	$ 211,088	$ 204,939	$ 413,937	$ 401,881